REVENUE - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Contract balances [Line Items]
Opening balance	$ 231	$ 168
Additions (net in the period)	120	39
Acquisition (Note 7)	0	77
Revenue recognized from contract liabilities	(59)	(53)
Closing balance	292	231
Less current portion	(62)	(39)	$ (37)
Ending balance	230	192	$ 131
Take-or-Pay
Contract balances [Line Items]
Opening balance	8	9
Additions (net in the period)	3	4
Acquisition (Note 7)	0	0
Revenue recognized from contract liabilities	(8)	(5)
Closing balance	3	8
Less current portion	(3)	(8)
Ending balance	0	0
Other Contract Liabilities
Contract balances [Line Items]
Opening balance	223	159
Additions (net in the period)	117	35
Acquisition (Note 7)	0	77
Revenue recognized from contract liabilities	(51)	(48)
Closing balance	289	223
Less current portion	(59)	(31)
Ending balance	$ 230	$ 192